OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 345
New York, Brooklyn, Dallas, Camarillo, Washington DC and Houston
Disclosure of contingent liabilities [line items]
Capital commitments	203
Australia
Disclosure of contingent liabilities [line items]
Capital commitments	92	$ 135
Brookfield Corporation | BSREP I
Disclosure of contingent liabilities [line items]
Consideration									$ 4,400
Contributed commitments									$ 1,300
Unfulfilled commitments	147
Brookfield Corporation | BSREP II
Disclosure of contingent liabilities [line items]
Consideration								$ 9,000
Contributed commitments								$ 2,300
Unfulfilled commitments	644
Brookfield Corporation | BREF
Disclosure of contingent liabilities [line items]
Consideration							$ 2,900
Contributed commitments							$ 400
Unfulfilled commitments	157
Brookfield Corporation | VAMF III
Disclosure of contingent liabilities [line items]
Consideration						$ 1,000
Contributed commitments						$ 300
Unfulfilled commitments	159
Brookfield Corporation | BSREP III
Disclosure of contingent liabilities [line items]
Consideration					$ 15,000
Contributed commitments					$ 1,000
Unfulfilled commitments	347
Brookfield Corporation | BSREP IV
Disclosure of contingent liabilities [line items]
Consideration	15,300
Contributed commitments	3,500
Unfulfilled commitments	$ 2,800
Brookfield Corporation | Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Consideration			$ 663	€ 619
Contributed commitments			$ 107	€ 100